Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2018
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

Purchased and retained interests in securitization vehicles

In cases where UBS has transferred assets into a securitization vehicle and retained or purchased interests therein, UBS has a continuing involvement in those transferred assets.

As of 31 December 2018, the majority of the retained continuing involvement related to securitization positions held as financial assets at fair value held for trading, primarily collateralized debt obligations, US commercial mortgage-backed securities and residential mortgage-backed securities. The fair value and carrying amount of UBS’s continuing involvement related to these purchased and retained interests was USD 6 million as of 31 December 2018, and UBS recognized gains of USD 3 million in 2018 related to these positions. As of 31 December 2018, life-to-date losses of USD 1,198 million were recorded related to the positions held as of 31 December 2018.

As of 31 December 2017, the fair value and carrying amount of UBS’s continuing involvement related to purchased and retained interests in securitization vehicles was USD 8 million, and UBS recognized gains of USD 4 million in 2017 related to these positions. As of 31 December 2017, life-to-date losses of USD 1,200 million were recorded related to the positions held as of 31 December 2017.

The maximum exposure to loss related to purchased and retained interests in securitization structures was USD 10 million as of 31 December 2018, compared with USD 15 million as of 31 December 2017.

Undiscounted cash outflows of USD 4 million may be payable to the transferee in future periods as a consequence of holding the purchased and retained interests. The earliest period in which payment may be required is less than one month.

UBS AG
Disclosure Transferred Financial Assets [Line Items]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory

c) Transferred financial assets that are derecognized in their entirety with continuing involvement

Continuing involvement in a transferred and fully derecognized financial asset may result from contractual provisions in the transfer agreement or from a separate agreement with the counterparty or a third party entered into in connection with the transfer.

Purchased and retained interests in securitization vehicles

In cases where UBS AG has transferred assets into a securitization vehicle and retained or purchased interests therein, UBS AG has a continuing involvement in those transferred assets.

As of 31 December 2018, the majority of the retained continuing involvement related to securitization positions held as financial assets at fair value held for trading, primarily collateralized debt obligations, US commercial mortgage-backed securities and residential mortgage-backed securities. The fair value and carrying amount of UBS AG’s continuing involvement related to these purchased and retained interests was USD 6 million as of 31 December 2018, and UBS AG recognized gains of USD 3 million in 2018 related to these positions. As of 31 December 2018, life-to-date losses of USD 1,198 million were recorded related to the positions held as of 31 December 2018.

As of 31 December 2017, the fair value and carrying amount of UBS AG’s continuing involvement related to purchased and retained interests in securitization vehicles was USD 8 million, and UBS AG recognized gains of USD 4 million in 2017 related to these positions. As of 31 December 2017, life-to-date losses of USD 1,200 million were recorded related to the positions held as of 31 December 2017.

The maximum exposure to loss related to purchased and retained interests in securitization structures was USD 10 million as of 31 December 2018, compared with USD 15 million as of 31 December 2017.

Undiscounted cash outflows of USD 4 million may be payable to the transferee in future periods as a consequence of holding the purchased and retained interests. The earliest period in which payment may be required is less than one month.